Earnings Per Share	12 Months Ended
Mar. 31, 2022
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Earnings Per Share
(24) Earnings Per Share
Earnings per share attributable to owners of the parent for the years ended March 31, 2020, 2021 and 2022 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the years ended March 31, 2020, 2021 and 2022.

	2020	2021	2022
Profit for the year attributable to owners of the parent (millions of yen)	¥455,746	¥657,425	¥707,067
Weighted average number of common shares outstanding, basic (shares)	1,752,006,211	1,726,638,088	1,719,961,835
Basic earnings per share attributable to owners of the parent (yen)	¥260.13	¥380.75	¥411.09